Investment in Associated Companies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of associates [abstract]
Schedule of Condensed Financial Information with Respect to the Statement of Financial Position
Condensed financial information with respect to the statement of financial position

	ZIM		Qoros*
	As at December 31,
	2018	2017	2018	2017
	$ Thousands
Principal place of business	International		China
Proportion of ownership interest	32%	32%	24%	50%

Current assets	746,636	579,595	724,697	235,237
Non-current assets	1,079,501	1,222,743	1,188,996	1,259,762
Current liabilities	(932,969)	(686,693)	(939,950)	(804,062)
Non-current liabilities	(1,117,180)	(1,209,137)	(534,720)	(870,192)
Non-controlling interests	(6,282)	(6,509)	-	-
Total net (liabilities)/assets attributable to the Group	(230,294)	(100,001)	439,023	(179,255)

Share of Group in net (liabilities)/assets	(73,694)	(32,000)	105,366	(89,627)
Adjustments:
Write back of assets and investments	-	28,758	-	-
Currency translation	-	-	33,818	-
Excess cost	165,290	123,242	-	-
Loans	-	-	-	61,645
Financial guarantee	-	-	-	29,676
Book value of investment	91,596	120,000	139,184	1,694

Assets held for sale	-	-	69,592	-
Investment in associated companies	91,596	120,000	69,592	1,694

*
Qoros is an associated company (See Note 9.C.b). The current assets include cash and cash equivalent of $149 million (2017: $12 million). The current and non-current liabilities excluding trade and other payables and provisions amount to $766 million (2017: $1 billion).

Schedule of Condensed Financial Information with Respect to Results of Operations
Condensed financial information with respect to results of operations

	ZIM			Qoros*
	For the year ended December 31,
	2018	2017	2016	2018	2017	2016
	$ Thousands

Revenue	3,247,864	2,978,291	2,539,296	811,997	280,079	377,456

(Loss) / income **	(125,653)	6,235	(168,290)	(330,023)	(242,395)	(285,069)

Other comprehensive (loss) / income **	(6,057)	(3,871)	(12,351)	(23)	31	7

Total comprehensive (loss) / income	(131,710)	2,364	(180,641)	(330,046)	(242,364)	(285,062)

Kenon’s share of comprehensive
(loss) / income	(42,147)	756	(57,805)	(79,211)	(121,182)	(142,531)

Adjustments	13,290	8,538	9,856	873	(16)	(3)

Kenon’s share of comprehensive
(loss) / income presented in the books	(28,857)	9,294	(47,949)	(78,338)	(121,198)	(142,534)

*
The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during 2018 were $129 million, $5 million, $42 million and $142 thousand (2017: $102 million, $2 million, $50 million and $14 thousand; 2016: $119 million, $2 million, $63 million and $37 thousand) respectively.

**	Excludes portion attributable to non-controlling interest.

Schedule of Associated Companies that are Individually Immaterial
Associated companies that are individually immaterial

	Associated Companies
	As at December 31,
	2018	2017	2016
	$ Thousands
Book value of investments as at December 31	-	-	8,897

Schedule of Back-To-Back Guarantees
Set forth below is an overview of the financial guarantees provided by Kenon as described above:

Date	Description	Amount (US$ million)
June 2016	Provision in respect of Kenon’s “back-to-back” guarantee obligations to Chery (See Note 9.C.b.6.e)	160
December 2016	Shareholder loan to Qoros (See Note 9.C.b.6.f)	(36)
March 2017	Transfer of First Tranche Loans (See Note 9.C.b.6.f)	(64)
April 2017	Transfer of Second Tranche Loans (See Note 9.C.b.6.g)	(16)
January 2018	Release of remaining financial guarantees (See Note 9.C.b.6.g)	(44)
December 2018	Year end balance	-

Schedule of Details Regarding Dividends Received from Associated Companies
Details regarding dividends received from associated companies
	For the Year Ended December 31,
	2018	2017	2016
	$ Thousands
From associated companies	-	382	743